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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:	1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         TOBAM
                 -------------------------------------
   Address:      20, rue Quentin Bauchart
                 -------------------------------------
                 Paris
                 -------------------------------

Form 13F File Number: 028-14715
                         ---------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maylis L'hotellier
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   +33 1 53 23 41 62
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Maylis L'hotellier          Paris, France          August 22, 2012
   -------------------------------    --------------------   ------------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
                                        --------------------


Form 13F Information Table Entry Total: 115
                                        --------------------
Form 13F Information Table Value Total: $ 835,422
                                        --------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
                                                                                                       Voting    Voting    Voting
                                            CUSIP     Value     Amount of Type of  Investment Other    Authority Authority Authority
Name of Issuer              Title of class  Number    (x$1,000) security  security Discretion Managers SOLE      SHARED    NONE
AGNICO-EAGLE MINES          COM             008474108      4550    112478 SH       SOLE       -        112478    -         -
ALEXION PHARMACEUTICALS INC COM             015351109      8188     82454 SH       SOLE       -        82454     -         -
ALIMENTATION COUCHE-TARD -B COM             01626P403       568     13034 SH       SOLE       -        13034     -         -
AMAZON.COM INC              COM             023135106     20800     91088 SH       SOLE       -        29588     -         61500
AMERICAN CAPITAL AGENCY COR COM             02503X105      6879    204676 SH       SOLE       -        204676    -         -
AMGEN INC                   COM             031162100      2667     36515 SH       SOLE       -        -         -         36515
ANNALY CAPITAL MANAGEMENT I COM             035710409     19619   1169202 SH       SOLE       -        1169202   -         -
APOLLO GROUP INC-CL A       COM             037604105     17311    478344 SH       SOLE       -        108344    -         370000
APPLE INC                   COM             037833100      6213     10638 SH       SOLE       -        10638     -         -
AUTOZONE INC                COM             053332102     13915     37898 SH       SOLE       -        37898     -         -
AVON PRODUCTS INC           COM             054303102     19287   1189793 SH       SOLE       -        1189793   -         -
BCE INC                     COM             05534B760      5213    126594 SH       SOLE       -        126594    -         -
BELL ALIANT INC             COM             07786R204       393     15700 SH       SOLE       -        15700     -         -
BEST BUY CO INC             COM             086516101      7780    371165 SH       SOLE       -        124165    -         247000
BMC SOFTWARE INC            COM             055921100      4692    109924 SH       SOLE       -        109924    -         -
BOMBARDIER INC 'B'          COM             097751200        64     16136 SH       SOLE       -        16136     -         -
CABLEVISION SYSTEMS-NY GRP- COM             12686C109      5086    382705 SH       SOLE       -        382705    -         -
CAMPBELL SOUP CO            COM             134429109     23547    705437 SH       SOLE       -        705437    -         -
CANADIAN PACIFIC RAILWAY LT COM             13645T100       111      1517 SH       SOLE       -        1517      -         -
CANADIAN TIRE CORP -CL A    COM             136681202       186      2759 SH       SOLE       -        2759      -         -
CANADIAN UTILITIES LTD A    COM             136717832       114      1750 SH       SOLE       -        1750      -         -
CATAMARAN CORP              COM             148887102       129      1300 SH       SOLE       -        1300      -         -
CENTERRA GOLD INC           COM             152006102       159     22827 SH       SOLE       -        22827     -         -
CGI GROUP INC - CL A        COM             39945C109        32      1316 SH       SOLE       -        1316      -         -
CI FINANCIAL INCOME FUND    COM             125491100       188      8661 SH       SOLE       -        8661      -         -
CLOROX COMPANY              COM             189054109     12594    173808 SH       SOLE       -        173808    -         -
CONAGRA FOODS INC           COM             205887102      6838    263704 SH       SOLE       -        263704    -         -
CONSOLIDATED EDISON INC     COM             209115104      6841    109994 SH       SOLE       -        109994    -         -
DOLBY LABORATORIES INC-CL A COM             25659T107      7369    178434 SH       SOLE       -        178434    -         -
DOLLAR GENERAL CORP         COM             256677105     35342    649792 SH       SOLE       -        649792    -         -
DOLLAR TREE INC             COM             256746108      6924    128692 SH       SOLE       -        50292     -         78400
DR PEPPER SNAPPLE GROUP INC COM             26138E109     19034    435064 SH       SOLE       -        435064    -         -
DUKE ENERGY CORP            COM             26441C204      1975     85633 SH       SOLE       -        47633     -         38000
EDWARDS LIFESCIENCES CORP   COM             28176E108     12036    116517 SH       SOLE       -        116517    -         -
ELDORADO GOLD CORPORATION   COM             284902103      3908    317728 SH       SOLE       -        317728    -         -
EMPIRE CO LTD 'A'           COM             291843407       611     11616 SH       SOLE       -        11616     -         -
ENBRIDGE INC                COM             29250N105       119      2975 SH       SOLE       -        2975      -         -
FAIRFAX FINANCIAL HLDGS LTD COM             303901102      7719     19519 SH       SOLE       -        19519     -         -
FAMILY DOLLAR STORES        COM             307000109      2725     40991 SH       SOLE       -        40991     -         -
FOSSIL INC                  COM             349882100     10236    133729 SH       SOLE       -        133729    -         -
FRANCO-NEVADA CORP          COM             351858105       194      4300 SH       SOLE       -        4300      -         -
FRONTIER COMMUNICATIONS COR COM             35906A108     15815   4129282 SH       SOLE       -        1508982   -         2620300
GAMESTOP CORP-CLASS A       COM             36467W109     18468   1005879 SH       SOLE       -        405879    -         600000
GENERAL MILLS INC           COM             370334104     37057    961509 SH       SOLE       -        961509    -         -
GILDAN ACTIVEWEAR INC       COM             375916103       343     12466 SH       SOLE       -        12466     -         -
GILEAD SCIENCES INC         COM             375558103     23748    463110 SH       SOLE       -        463110    -         -
GOLDCORP INC                COM             380956409      4777    127065 SH       SOLE       -        127065    -         -
GREEN MOUNTAIN COFFEE ROAST COM             393122106      7692    353174 SH       SOLE       -        144174    -         209000
HCA INC                     COM             40412C101     10921    358880 SH       SOLE       -        358880    -         -
HERSHEY CO/THE              COM             427866108      7083     98335 SH       SOLE       -        98335     -         -

HOSPIRA INC                 COM             441060100     14792    422856 SH       SOLE       -        422856    -         -
ILLUMINA INC                COM             452327109      9443    233795 SH       SOLE       -        88795     -         145000
INDUSTRIAL ALLIANCE INSURAN COM             455871103       192      8000 SH       SOLE       -        8000      -         -
INTACT FINANCIAL CORP       COM             45823T106      7326    117816 SH       SOLE       -        117816    -         -
J.C. PENNEY CO INC          COM             708160106      1401     60095 SH       SOLE       -        60095     -         -
JM SMUCKER CO/THE           COM             832696405      3529     46726 SH       SOLE       -        46726     -         -
KELLOGG CO                  COM             487836108     27047    548295 SH       SOLE       -        548295    -         -
KIMBERLY-CLARK CORP         COM             494368103      6910     82485 SH       SOLE       -        82485     -         -
KINDER MORGAN INC           COM             49456B101      5696    176770 SH       SOLE       -        176770    -         -
KINDER MORGAN MANAGEMENT LL COM             49455U100      2638     35933 SH       SOLE       -        35933     -         -
KINROSS GOLD CORP           COM             496902404      4342    532695 SH       SOLE       -        532695    -         -
LINKEDIN CORP - A           COM             53578A108      8374     78798 SH       SOLE       -        78798     -         -
LOWE'S COS INC              COM             548661107      1366     48044 SH       SOLE       -        48044     -         -
MEAD JOHNSON NUTRITION CO-A COM             582839106     16619    206425 SH       SOLE       -        206425    -         -
METRO INC -A                COM             59162N109       389      7600 SH       SOLE       -        7600      -         -
METROPCS COMMUNICATIONS INC COM             591708102      4279    707344 SH       SOLE       -        707344    -         -
MONSTER BEVERAGE CORP       COM             611740101      3325     46705 SH       SOLE       -        46705     -         -
NETFLIX INC                 COM             64110L106      9516    138982 SH       SOLE       -        68982     -         70000
NEW GOLD INC                COM             644535106        73      7700 SH       SOLE       -        7700      -         -
NEWMONT MINING CORP         COM             651639106     25886    533613 SH       SOLE       -        533613    -         -
NII HOLDINGS INC            COM             62913F201     10836   1059256 SH       SOLE       -        1059256   -         -
NIKO RESOURCES LTD          COM             653905109        59      4500 SH       SOLE       -        4500      -         -
O'REILLY AUTOMOTIVE INC     COM             67103H107      6451     77006 SH       SOLE       -        77006     -         -
ONEX CORPORATION            COM             68272K103        31       805 SH       SOLE       -        805       -         -
OPEN TEXT CORP              COM             683715106       350      6995 SH       SOLE       -        6995      -         -
OSISKO MINING CORP          COM             688278100       111     16135 SH       SOLE       -        16135     -         -
P G & E CORP                COM             69331C108     29843    659220 SH       SOLE       -        659220    -         -
PEMBINA PIPELINE CORP       COM             706327103      6294    246600 SH       SOLE       -        246600    -         -
PEPSICO INC                 COM             713448108      8123    114954 SH       SOLE       -        114954    -         -
PPL CORPORATION             COM             69351T106       640     23004 SH       SOLE       -        23004     -         -
PROCTER & GAMBLE CO         COM             742718109      1861     30379 SH       SOLE       -        30379     -         -
PROGRESS ENERGY INC         COM             743263105      3416     56765 SH       SOLE       -        56765     -         -
QUEST DIAGNOSTICS           COM             74834L100      6776    113129 SH       SOLE       -        113129    -         -
RALCORP HOLDINGS INC        COM             751028101     29912    448182 SH       SOLE       -        428182    -         20000
REGENERON PHARMACEUTICALS   COM             75886F107     15925    139425 SH       SOLE       -        139425    -         -
RESEARCH IN MOTION          COM             760975102       159     21500 SH       SOLE       -        21500     -         -
RIOCAN REAL ESTATE INVST TR COM             766910103       119      4383 SH       SOLE       -        4383      -         -
RITCHIE BROS AUCTIONEERS    COM             767744105       191      8937 SH       SOLE       -        8937      -         -
ROGERS COMMUNICATIONS -CL B COM             775109200      3523     97300 SH       SOLE       -        97300     -         -
ROSS STORES INC             COM             778296103      4739     75859 SH       SOLE       -        75859     -         -
SAFEWAY INC                 COM             786514208      1204     66322 SH       SOLE       -        66322     -         -
SAPUTO INC                  COM             802912105       247      5955 SH       SOLE       -        5955      -         -
SEARS HOLDINGS CORP         COM             812350106     10196    170781 SH       SOLE       -        42981     -         127800
SHOPPERS DRUG MART CORP     COM             82509W103       325      8059 SH       SOLE       -        -         -         8059
SILVER WHEATON CORP         COM             828336107      3410    127019 SH       SOLE       -        127019    -         -
SIRIUS XM RADIO INC         COM             82967N108      1475    797390 SH       SOLE       -        75890     -         721500
SNC-LAVALIN GROUP INC       COM             78460T105       123      3300 SH       SOLE       -        3300      -         -
SOUTHERN CO                 COM             842587107     19993    431819 SH       SOLE       -        431819    -         -
SPRINT NEXTEL CORP          COM             852061100      1536    471233 SH       SOLE       -        -         -         471233
SYSCO CORP                  COM             871829107      3039    101931 SH       SOLE       -        101931    -         -

TARGET CORP                 COM             87612E106      2661     45736 SH       SOLE       -        45736     -         -
TELUS CORPORATION -NON VOTE COM             87971M202       982     16800 SH       SOLE       -        16800     -         -
TIM HORTONS INC             COM             88706M103       158      3009 SH       SOLE       -        3009      -         -
TMX GROUP INC               COM             87261X108       365      8011 SH       SOLE       -        8011      -         -
UNITED CONTINENTAL HOLDINGS COM             910047109       933     38333 SH       SOLE       -        38333     -         -
URBAN OUTFITTERS INC        COM             917047102     10970    397606 SH       SOLE       -        397606    -         -
VALEANT PHARMACEUTICALS INT COM             91911K102       105      2345 SH       SOLE       -        2345      -         -
VERIFONE SYSTEMS INC        COM             92342Y109      1646     49732 SH       SOLE       -        49732     -         -
VERISK ANALYTICS INC-CLASS  COM             92345Y106     14531    294986 SH       SOLE       -        294986    -         -
VERTEX PHARMACEUTICALS INC  COM             92532F100     11342    202821 SH       SOLE       -        202821    -         -
WALGREEN CO                 COM             931422109     25739    870138 SH       SOLE       -        870138    -         -
WATSON PHARMACEUTICALS INC  COM             942683103      2006     27108 SH       SOLE       -        27108     -         -
WESTERN DIGITAL CORP        COM             958102105      4003    131317 SH       SOLE       -        131317    -         -
YAHOO! INC                  COM             984332106      3317    209525 SH       SOLE       -        108525    -         101000
YAMANA GOLD INC             COM             98462Y100      4558    295747 SH       SOLE       -        295747    -         -

                                       3